Income taxes	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Income taxes
Income taxes
The components of the provision for income tax are as follows:

	2018	2017	2016
	$	$	$
Current income tax expense (recovery)
Current period	24,432	8,647	10,469
Adjustment in respect of prior periods	185	227	(45)
	24,617	8,874	10,424
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	4,290	561	(3,936)
Effect of change in income tax rates	436	(76)	(8)
Adjustment in respect of prior periods	(158)	(459)	(7)
	4,568	26	(3,951)
Income tax expense	29,185	8,900	6,473

The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	2018	2017	2016
	$	$	$
Income before income taxes	125,240	30,540	32,958
	25.38%	25.30%	25.32%
Income tax at expected statutory rate	31,786	7,726	8,345
Non-deductible (taxable) items	(253)	431	276
Non-deductible stock option expense	376	1,436	—
Effect of foreign tax rates	(2,910)	(307)	1,465
Non-deductible (taxable) foreign-exchange loss (gain)	(52)	(148)	115
Change in manner of recovery	—	—	(3,545)
Other items	238	(238)	(183)
Income tax expense	29,185	8,900	6,473

On December 22, 2017, the U.S. government enacted comprehensive tax reform legislation, referred to as the Tax Cuts and Jobs Act, which decreased the federal statutory income tax rate for the Company's U.S. subsidiary from 34% to 21% effective January 1, 2018. As a result, the U.S. statutory tax rate on income of its U.S. subsidiary for the year ended March 31, 2018 is 36%.
In addition, the deferred tax asset and liability balances for the U.S. subsidiary are calculated after giving effect to the change in rate with the decrease in the net deferred income tax asset of $402 included in income tax expense in the year ended March 31, 2018.
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	2017	Net income	Other comprehensive loss	2018
	$	$	$	$
Losses carried forward	2,595	(719)	—	1,876
Employee future benefits	104	—	39	143
Other liabilities	6,662	288	1,156	8,106
Unrealized profit in inventory	1,889	257	—	2,146
Provisions	2,242	160	—	2,402
Total deferred tax asset	13,492	(14)	1,195	14,673
Intangible assets	(5,571)	2,221	—	(3,350)
Property, plant and equipment	(14,811)	(6,723)	—	(21,534)
Total deferred tax liabilities	(20,382)	(4,502)	—	(24,884)
Net deferred tax liabilities	(6,890)	(4,516)	1,195	(10,211)
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Change in the year affecting
	2017	Net income	Other comprehensive loss	2018
	$	$	$	$
Deferred tax assets	3,998	(966)	13	3,045
Deferred tax liabilities	(10,888)	(3,550)	1,182	(13,256)
	(6,890)	(4,516)	1,195	(10,211)

All the deferred income tax assets were recognized because it is probable that future taxable income will be available to the Company to utilize the benefits.
The corporate entities within Canada Goose have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2024	5,793
2034	564
2036	2,056
2038 and thereafter	2,237
10,650

The Company does not recognize tax on unremitted earnings from foreign subsidiaries as it is management’s intent to reinvest these earnings indefinitely. Unremitted earnings from foreign subsidiaries were $48,390 as at March 31, 2018 (2017 - $14,973, 2016 - $9,581).